Trade Receivables, Net	12 Months Ended
Dec. 31, 2020
Trade and other current receivables [abstract]
TRADE RECEIVABLES, NET

Note 7: - Trade Receivables, Net

	December 31,
	2020	2019
	U.S. Dollars in thousands
Open accounts:
In NIS	$10,756	$8,357
In USD	11,219	14,920
	$21,975	$23,277
Checks receivable	133	-

	$22,108	$23,277
Less allowance for doubtful accounts(1)	-	(67)

Total Trade receivables, net	$22,108	$23,210

(1)	Allowance for doubtful accounts:

December 31, 2019	(67)
Provision for the year	67
December 31, 2020	-

An analysis of past due but not impaired trade receivables with reference to reporting date:

	Past due trade receivables with aging of
	Neither past due nor impaired	Up to 30 Days	31-60 Days	61-90 Days	91-120 Days	Over 121 days		Total
December 31, 2020	$20,389	$1,180	$7	$6	$-	$526	(1)	$22,108
December 31, 2019	$22,617	$469	$25	$33	$65	$68		$23,277

(1)	The amount was collected during January,2021.